PROSPECTUS SUPPLEMENT

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company

Supplement dated July 17, 2024,
to
Prospectuses dated May 1, 2024,
for
Hartford Leaders VUL LegacyTM Policies

This supplement updates and amends certain information contained in the current prospectus and updating summary prospectus, as applicable, for your variable universal life insurance Policy, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

Effective July 15, 2024, Franklin Advisers, Inc. was added as a subadviser to the following Funds in APPENDIX A: Funds Available Under the Policy: Putnam VT Core Equity Fund, Putnam VT Large Cap Growth Fund, and Putnam VT Large Cap Value Fund.

To obtain a copy of the current prospectus or updating summary prospectus, please visit
www.policyowner-services.com/productperformance or call 800-231-5453.

PRODUCTSUP230                                                    HLP-202